Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2019	2018
Salaries and other benefits	$8,747	$6,732
Equity settled share based compensation	9,047	5,562
Cash settled share based compensation	1,432	722
	$19,226	$13,016